VY® Invesco Comstock Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.1%
		Communication Services: 3.6%
145,904		AT&T, Inc.	$4,253,101	1 .7
95,610		Comcast Corp. – Class A	3,287,072	1 .3
1,096,914		Vodafone Group PLC	1,517,517	0 .6
			9,057,690	3 .6

		Consumer Discretionary: 4.0%
37,701	(1)	Carnival Corp.	496,522	0 .2
141,873		eBay, Inc.	4,264,702	1 .7
56,030	(1)	Gap, Inc.	394,451	0 .2
227,425		General Motors Co.	4,725,892	1 .9
			9,881,567	4 .0

		Consumer Staples: 6.2%
88,923		Altria Group, Inc.	3,438,652	1 .4
112,277		Archer-Daniels-Midland Co.	3,949,905	1 .6
110,110		Philip Morris International, Inc.	8,033,626	3 .2
			15,422,183	6 .2

		Energy: 12.6%
217,853		BP PLC ADR	5,313,435	2 .1
175,068		Canadian Natural Resources Ltd.	2,394,698	1 .0
76,434		Chevron Corp.	5,538,408	2 .2
267,682		Devon Energy Corp.	1,849,683	0 .8
92,410		Hess Corp.	3,077,253	1 .2
548,749		Marathon Oil Corp.	1,805,384	0 .7
242,707		Noble Energy, Inc.	1,465,950	0 .6
16,897		Pioneer Natural Resources Co.	1,185,325	0 .5
123,486	(1)	Royal Dutch Shell PLC - Class A ADR	4,308,426	1 .7
284,996		Suncor Energy, Inc.	4,502,937	1 .8
			31,441,499	12 .6

		Financials: 27.8%
38,784		Allstate Corp.	3,557,656	1 .4
102,445		Ally Financial, Inc.	1,478,281	0 .6
190,021		American International Group, Inc.	4,608,009	1 .8
526,563		Bank of America Corp.	11,178,933	4 .5
110,302		Bank of New York Mellon Corp.	3,714,971	1 .5
254,686		Citigroup, Inc.	10,727,374	4 .3
140,688		Citizens Financial Group, Inc.	2,646,341	1 .1
182,305		Fifth Third Bancorp	2,707,229	1 .1
23,491		Goldman Sachs Group, Inc.	3,631,474	1 .5
78,085		JPMorgan Chase & Co.	7,029,993	2 .8
83,726		Metlife, Inc.	2,559,504	1 .0
171,074		Morgan Stanley	5,816,516	2 .3
20,301		PNC Financial Services Group, Inc.	1,943,212	0 .8
76,229		State Street Corp.	4,060,719	1 .6
127,355		Wells Fargo & Co.	3,655,089	1 .5
			69,315,301	27 .8

		Health Care: 12.9%
26,138		Anthem, Inc.	5,934,371	2 .4
82,894		Bristol-Myers Squibb Co.	4,620,512	1 .8
21,648		Cardinal Health, Inc.	1,037,805	0 .4
61,700		CVS Health Corp.	3,660,661	1 .5
23,284		Gilead Sciences, Inc.	1,740,712	0 .7
33,237		Johnson & Johnson	4,358,368	1 .7
31,403		McKesson Corp.	4,247,570	1 .7
83,399	(2)	Mylan NV	1,243,479	0 .5
125,860		Sanofi ADR	5,502,599	2 .2
			32,346,077	12 .9

		Industrials: 10.9%
39,391		Caterpillar, Inc.	4,570,932	1 .8
54,818		Eaton Corp. PLC	4,258,810	1 .7
82,414		Emerson Electric Co.	3,927,027	1 .6
27,389		FedEx Corp.	3,321,190	1 .3
426,329		General Electric Co.	3,385,052	1 .4
114,073		Johnson Controls International plc	3,075,408	1 .2
110,447		Textron, Inc.	2,945,622	1 .2
21,924		Trane Technologies PLC	1,810,703	0 .7
			27,294,744	10 .9

		Information Technology: 10.4%
118,987		Cisco Systems, Inc.	4,677,379	1 .9
81,799		Cognizant Technology Solutions Corp.	3,801,199	1 .5
109,864		Intel Corp.	5,945,840	2 .4
31,461		Microsoft Corp.	4,961,714	2 .0
25,487		NXP Semiconductor NV - NXPI - US	2,113,637	0 .8
65,840		Qualcomm, Inc.	4,454,076	1 .8
			25,953,845	10 .4

		Materials: 4.8%
125,865		CF Industries Holdings, Inc.	3,423,528	1 .4
148,443		Corteva, Inc.	3,488,410	1 .4
42,538		DowDuPont, Inc.	1,450,546	0 .6
114,918		International Paper Co.	3,577,397	1 .4
			11,939,881	4 .8

		Utilities: 2.9%
117,928		Exelon Corp.	4,340,930	1 .7
180,550		Vistra Energy Corp.	2,881,578	1 .2
			7,222,508	2 .9

	Total Common Stock
	(Cost $306,127,930)		239,875,295	96 .1

VY® Invesco Comstock Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 8.3%
	Repurchase Agreements: 1.8%
1,061,347	(3) Cantor Fitzgerald Securities, Repurchase Agreement dated 03/31/20, 0.02%, due 04/01/20 (Repurchase Amount $1,061,348, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.500%, Market Value plus accrued interest $1,082,574, due 05/01/20-02/20/70)	$1,061,347	0 .4
1,061,347	(3) Citigroup, Inc., Repurchase Agreement dated 03/31/20, 0.02%, due 04/01/20 (Repurchase Amount $1,061,348, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%-11.000%, Market Value plus accrued interest $1,082,574, due 04/15/20-01/01/59)	1,061,347	0 .4
1,061,347	(3) HSBC Securities USA, Repurchase Agreement dated 03/31/20, 0.01%, due 04/01/20 (Repurchase Amount $1,061,347, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.500%-8.000%, Market Value plus accrued interest $1,082,574, due 02/01/30-03/01/56)	1,061,347	0 .4
1,061,347	(3) RBC Dominion Securities Inc., Repurchase Agreement dated 03/31/20, 0.01%, due 04/01/20 (Repurchase Amount $1,061,347, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.125%, Market Value plus accrued interest $1,082,574, due 07/15/20-02/20/50)	1,061,347	0 .4
314,635	(3) TD Securities (USA) LLC, Repurchase Agreement dated 03/31/20, 0.01%, due 04/01/20 (Repurchase Amount $314,635, collateralized by various U.S. Government Agency Obligations, 2.500%-5.000%, Market Value plus accrued interest $320,928, due 01/01/44-08/01/48)	$314,635	0 .2

	Total Repurchase Agreements
	(Cost $4,560,023)	4,560,023	1 .8

Shares		Value	Percentage of Net Assets
	Mutual Funds: 6.5%
16,183,017	(4) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.330%
	(Cost $16,183,017)	16,183,017	6 .5

	Total Short-Term Investments
	(Cost $20,743,040)	20,743,040	8 .3

	Total Investments in Securities (Cost $326,870,970)	$260,618,335	104 .4
	Liabilities in Excess of Other Assets	(10,935,470)	(4 .4)
	Net Assets	$249,682,865	100 .0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Security, or a portion of the security, is on loan.
(2)	Non-income producing security.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of March 31, 2020.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the assets and liabilities:

VY® Invesco Comstock Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2020
Asset Table
Investments, at fair value
Common Stock
Communication Services	$7,540,173	$1,517,517	$–	$9,057,690
Consumer Discretionary	9,881,567	–	–	9,881,567
Consumer Staples	15,422,183	–	–	15,422,183
Energy	31,441,499	–	–	31,441,499
Financials	69,315,301	–	–	69,315,301
Health Care	32,346,077	–	–	32,346,077
Industrials	27,294,744	–	–	27,294,744
Information Technology	25,953,845	–	–	25,953,845
Materials	11,939,881	–	–	11,939,881
Utilities	7,222,508	–	–	7,222,508
Total Common Stock	238,357,778	1,517,517	–	239,875,295
Short-Term Investments	16,183,017	4,560,023	–	20,743,040
Total Investments, at fair value	$254,540,795	$6,077,540	$–	$260,618,335
Other Financial Instruments+
Forward Foreign Currency Contracts	–	140,753	–	140,753
Total Assets	$254,540,795	$6,218,293	$–	$260,759,088
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(392,340)	$–	$(392,340)
Total Liabilities	$–	$(392,340)	$–	$(392,340)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At March 31, 2020, the following forward foreign currency contracts were outstanding for VY® Invesco Comstock Portfolio:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 111,743	GBP 90,018	Goldman Sachs International	04/17/20	$125
EUR 483,078	USD 517,975	Goldman Sachs International	04/17/20	15,141
EUR 179,028	USD 197,877	Goldman Sachs International	04/17/20	(305)
USD 388,291	EUR 356,218	Goldman Sachs International	04/17/20	(4,825)
GBP 485,503	USD 559,782	Goldman Sachs International	04/17/20	43,473
USD 418,298	GBP 351,253	Goldman Sachs International	04/17/20	(18,147)
USD 391,112	GBP 330,918	Goldman Sachs International	04/17/20	(20,066)
USD 444,780	EUR 407,483	Goldman Sachs International	04/17/20	(4,911)
USD 452,417	EUR 409,879	Goldman Sachs International	04/17/20	3,356
USD 327,750	EUR 294,210	RBC Capital Markets Corp.	04/17/20	3,065
CAD 92,923	USD 66,474	RBC Capital Markets Corp.	04/17/20	(432)
CAD 292,410	USD 206,760	RBC Capital Markets Corp.	04/17/20	1,061
GBP 528,364	USD 613,332	RBC Capital Markets Corp.	04/17/20	43,180
USD 425,516	CAD 614,826	RBC Capital Markets Corp.	04/17/20	(11,450)
USD 3,629,753	EUR 3,333,765	RBC Capital Markets Corp.	04/17/20	(49,332)
USD 2,117,569	GBP 1,795,463	RBC Capital Markets Corp.	04/17/20	(113,360)
USD 308,341	EUR 287,974	RBC Capital Markets Corp.	04/17/20	(9,462)
USD 1,748,526	CAD 2,536,089	RBC Capital Markets Corp.	04/17/20	(53,909)
USD 325,386	GBP 282,852	RBC Capital Markets Corp.	04/17/20	(26,068)
USD 547,649	CAD 793,790	RBC Capital Markets Corp.	04/17/20	(16,509)
USD 744,287	GBP 639,923	RBC Capital Markets Corp.	04/17/20	(50,841)
USD 124,461	CAD 180,807	RBC Capital Markets Corp.	04/17/20	(4,041)
USD 283,827	CAD 402,769	RBC Capital Markets Corp.	04/17/20	(2,427)
USD 370,742	CAD 520,486	RBC Capital Markets Corp.	04/17/20	825

VY® Invesco Comstock Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

			Settlement Date	Unrealized Appreciation (Depreciation)
USD 85,107	GBP 73,077	RBC Capital Markets Corp.	04/17/20	$(5,694)
CAD 1,280,320	USD 886,536	RBC Capital Markets Corp.	04/17/20	23,405
GBP 168,243	USD 208,917	State Street Bank and Trust Co.	04/17/20	132
USD 246,011	GBP 198,380	State Street Bank and Trust Co.	04/17/20	(483)
USD 172,726	GBP 139,364	State Street Bank and Trust Co.	04/17/20	(78)
USD 494,606	CAD 693,215	State Street Bank and Trust Co.	04/17/20	6,990
				$(251,587)

Currency Abbreviations
CAD	-	Canadian Dollar
EUR	-	EU Euro
GBP	-	British Pound
USD	-	United States Dollar

At March 31, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $329,753,284.

Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$6,681,847
Gross Unrealized Depreciation	(76,002,401)
Net Unrealized Depreciation	$(69,320,554)